RELATED-PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RELATED-PARTY BALANCES AND TRANSACTIONS

22.	RELATED-PARTY BALANCES AND TRANSACTIONS

22.a)	Transactions with holding companies

Vicunha Aços S.A. is the Company’s controlling shareholder, with a 40.99% interest in its voting capital.

Rio Iaco Participações S.A. also controls the Company, with a 3.45% and CFL Ana Participações S.A. with 10.25%, both interest in CSN’s voting capital.

The corporate structure of Vicunha Aços S.A. is as follows:

(a)	Vicunha Steel S.A. – holds a 100% interest in Vicunha Aços S.A.
(b)	Rio Purus Participações S.A. – holds a 100% interest in Vicunha Steel S.A.

•	Liabilities

At a meeting held on November 13, 2023, the Board of Directors approved the payment of interim dividends, to the profit reserve account, in the amount of R$985,000, corresponding to the value of R$0.742782969659389 per share. R$403,790 was paid to Vicunha Aços S.A., R$33,950 to Rio Iaco Participações S.A. and R$100,948 to CFL Ana Participações S.A. on November 31, 2023.

22.b)	Transactions with subsidiaries, jointly controlled entities, associates, exclusive funds and other related parties

		Consolidated
		12/31/2023				12/31/2022
		Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total
Assets
Current Assets
Investments	(1)			2,128,183	2,128,183			1,768,915	1,768,915
Trade receivables (note 6)	(2)	34,441	2,658	131,268	168,367	48,236	1,182	59,716	109,134
Dividends (note 9)	(3)		185,178		185,178		77,377		77,377
Loans (note 9)	(4)		5,316		5,316		5,383		5,383
Other receivables (note 9)			6,480	1,829	8,309	30		1,828	1,858
		34,441	199,632	2,261,280	2,495,353	48,266	83,942	1,830,459	1,962,667
Non-current Assets
Investments	(1)			111,350	111,350			140,510	140,510
Loans (note 9)	(4)	3,732	1,655,680		1,659,412	3,678	1,381,095		1,384,773
Actuarial asset (note 9)				39,530	39,530			35,477	35,477
Other receivables (note 9)	(5)		1,792,579		1,792,579		1,484,759		1,484,759
		3,732	3,448,259	150,880	3,602,871	3,678	2,865,854	175,987	3,045,519
		38,173	3,647,891	2,412,160	6,098,224	51,944	2,949,796	2,006,446	5,008,186

Liabilities
Current Liabilities
Trade payables			140,579	35,435	176,014		93,115	37,448	130,563
Accounts payable (note 22 b)		46	22,378		22,424		23,555	24,134	47,689
Provision for consumption(note 22 b)			7,227		7,227		61,398		61,398
		46	170,184	35,435	205,665		178,068	61,582	239,650
Non-current Liabilities
Accounts payable			38,058		38,058		53,356		53,356
			38,058		38,058		53,356		53,356
		46	208,242	35,435	243,723		231,424	61,582	293,006

		Consolidated
		12/31/2023				12/31/2022
		Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total
P&L
Sales		206,158	21,663	1,769,915	1,997,736	234,150	34,924	2,442,586	2,711,660
Cost and expenses		(2,581)	(2,135,810)	(301,503)	(2,439,894)	(66)	(1,538,194)	(216,110)	(1,754,370)
Financial income (expenses)
Interest (note 27)			178,448	38,452	216,900		144,355	29,828	174,183
Exchange rate variations andmonetary, net				(58,837)	(58,837)			(13,584)	(13,584)
Financial investments	(1)			308,309	308,309			(1,198,164)	(1,198,164)
Other operating income and expenses			(8,893)		(8,893)
		203,577	(1,944,592)	1,756,336	15,321	234,084	(1,358,915)	1,044,556	(80,275)

Consolidated Information:

(1)	Financial investments: Refers mainly to investments in Usiminas shares, cash and cash equivalents and Bonds with Banco Fibra and government bonds and CDBs with the exclusive funds.

(2)	Accounts receivables: Refers mainly to sales transactions of steel products from the Company to related parties.

(3)	Dividends receivable: In the Consolidated, it refers to dividends from MRS Logística in the amount of R$106,747 on December 31, 2023 (R$77,377 on December 31, 2022).

(4)	Loans (Assets): Long term: refers mainly to loan agreements with Transnordestina Logística R$1,646,264 (R$1,384,773 as of December 31, 2022) with an average rate of 125.0% to 130.0% of CDI.

(5)	Others (Assets): refers advance for future capital increase with Transnordestina Logística S.A. of R$1,792,579 as of December 31, 2023 (R$1,484,759 as of December 31, 2022).

(6)	Borrowings (Liabilities): Foreign currency: In the Parent Company these are intercompany contracts amounting to R$9.409,992 as of December 31, 2023 ((R$ 10,027,851 as of December 31, 2022).

22.c)	Other unconsolidated related parties

•	CBS Previdência

The Company is its main sponsor, being a not-for-profit civil society established in July 1960 and whose main objective is the payment of benefits complementary to those of the official social security for the participants. As a sponsor, it maintains transactions for payment of contributions and recognition of actuarial liabilities determined in defined benefit plans.

•	Banco Fibra

Banco Fibra is under the control structure of Vicunha Aços S.A., the major shareholder of the Company and the financial transactions carried out with this bank are limited to movements in checking accounts and financial investments in fixed-income securities.

•	CSN Foundation

The Company develops socially responsible policies concentrated today in the CSN Foundation, of which it is the founder. Transactions between the parties are related to operational and financial support for the Foundation to conduct social projects developed mainly in the locations where it operates.

•	Related Parties under the control of a member of the Company’s Management

The following companies are under the control of a member of the Management, which maintain some minor transactions with the Company:

•	Partifib Projetos Imobiliários Ltda;
•	Vicunha Imóveis Ltda;
•	Vicunha Serviços Ltda;
•	Ibis Participações e Serviços Ltda;
•	Party Negócios e Participações Ltda;
•	Jockey Club de São Paulo;
•	Fibra Sequoia Guarulhos Empreendimentos.

22.d)	Key management personnel

The key management personnel with authority and responsibility for planning, directing, and controlling the Company’s activities include members of the Board of Directors and statutory officers. The following is information on the compensation of such personnel and the related balances as of December 31, 2023 and 2022.

	12/31/2023	12/31/2022	12/31/2021
	P&L
Short-term benefits for employees and officers	62,478	52,001	46,747
Post-employment benefits	450	266	192
	62,928	52,267	46,939

22.e)	Guarantees

The Company is liable for guarantees of its subsidiaries and jointly controlled entities as follows:

	Currency	Maturities	Borrowings		Tax foreclosure		Others		Total
			12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Transnordestina Logísitca	R$	Up to 09/19/2056 and Indefinite	3,695,183	2,096,291	10,029	9,365	4,235	3,853	3,709,447	2,109,509
Group subsidiaries	R$	Up to 12/21/2024 and indefinite	1,903,235			197	131,920	2,163	2,035,155	2,360
CSN Mineração	R$	Up to 12/21/2024		540,946						540,946
Total in R$			5,598,418	2,637,237	10,029	9,562	136,155	6,016	5,744,602	2,652,815

CSN Inova Ventures	US$	01/28/2028	1,300,000	1,300,000					1,300,000	1,300,000
CSN Resources	US$	Up to 04/17/2026	1,530,000	1,150,000					1,530,000	1,150,000

CSN Cimentos	US$	Indefinite	115,000	115,000					115,000	115,000

Total in US$			2,945,000	2,565,000					2,945,000	2,565,000

Lusosider Aços Planos	EUR	Indefinite					75,000	75,000	75,000	75,000
Total in EUR							75,000	75,000	75,000	75,000
Total in R$			14,257,629	13,867,929			401,370	396,780	14,658,999	14,264,709
			19,856,047	16,505,166	10,029	9,562	537,525	402,796	20,403,601	16,917,524

Accounting Policy

Transactions with related parties were carried out by the Company on terms equivalent to those prevailing in market transactions, observing the price and the usual market conditions. Therefore, these transactions are in conditions that are no less favorable for the Company than those negotiated with third-parties.

Transactions between the related parties are eliminated and adjusted to ensure consistency with the practices adopted by The Company.

The Company’s related parties are subsidiaries, joint ventures, affiliates, shareholders and their related companies and the key personnel of the Company’s management.